Statements of Shareholders' Equity - JPY (¥) ¥ in Thousands	Common Stock [Member]	Preferred Stock [Member] Class A Preferred Shares [Member]	Preferred Stock [Member] Class B Preferred Shares [Member]	Preferred Stock [Member] Class C Preferred Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Class C Preferred Shares [Member]	Total
Balance at Sep. 30, 2021	¥ 2,084	¥ 18,830	¥ 79,086		¥ 1,456,711	¥ (1,083,611)		¥ 473,100
Balance, shares at Sep. 30, 2021	7,060,200	3,600,000	7,560,000
Net loss						(5,180)		(5,180)
Balance at Sep. 30, 2022	¥ 2,084	¥ 18,830	¥ 79,086		1,456,711	(1,088,791)		467,920
Balance, shares at Sep. 30, 2022	7,060,200	3,600,000	7,560,000
Net loss						(633,956)		(633,956)
Issuance of class C preferred shares for cash				¥ 427,485	424,652		¥ 852,137	852,137
Issuance of class C preferred shares for cash, shares				3,419,880			3,419,880
Issuance of common shares for cash	¥ 4,945				4,945			9,890
Issuance of common shares for cash, shares	53,940
Capital reduction	¥ (4,719)	(12,641)	(53,093)	(286,984)	357,437
Balance at Sep. 30, 2023	¥ 2,310	¥ 6,189	¥ 25,993	¥ 140,501	2,243,745	(1,722,747)		695,991
Balance, shares at Sep. 30, 2023	7,114,140	3,600,000	7,560,000	3,419,880
Net loss						(479,921)		(479,921)
Issuance of class C preferred shares for cash				¥ 70,027	68,693		¥ 138,720	138,720
Issuance of class C preferred shares for cash, shares				560,220			560,220
Capital reduction	(145,020)				145,020
Conversion of Class A, B, and C preferred shares into common shares	¥ 242,710	¥ (6,189)	¥ (25,993)	¥ (210,528)
Conversion of Class A, B, and C preferred shares into common shares, shares	15,819,720	(3,600,000)	(7,560,000)	(3,980,100)
Balance at Sep. 30, 2024	¥ 100,000				¥ 2,457,458	¥ (2,202,668)		¥ 354,790
Balance, shares at Sep. 30, 2024	22,933,860